EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
20.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the years ended:

	Years ended December 31,
	2013	2014	2015
Net (loss) income:
(Loss) income from continuing operations	$(34,424)	$29,790	$(223,177)
Income on discontinued operations, net of tax	98,065	30,288	1,520

Net income (loss)	63,641	60,078	(221,657)
Add: net loss attributable to noncontrolling interest	92	382	1,529

Net income (loss) attributable to Renren Inc. shareholders	$63,733	$60,460	$(220,128)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,118,091,879	1,059,446,436	1,019,378,556
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	12,648,043	8,185,273	7,857,646

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,130,739,922	1,067,631,709	1,027,236,202

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations	$(0.03)	$0.03	$(0.22)
Income per ordinary share from discontinued operations	$0.09	$0.03	$0.00

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$0.06	$0.06	$(0.22)

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations	$(0.03)	$0.03	$(0.22)
Income per ordinary share from discontinued operations	$0.09	$0.03	$0.00

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$0.06	$0.06	$(0.22)

For the years ended December 31, 2014 and 2015, 75,475,022 and 71,934,546 stock options and 4,778,877 and 2,232,348 nonvested shares were excluded from the calculation of diluted weighted average number of common shares, respectively, as their effect was anti-dilutive.